Employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Workforce [Line Items]
Average number of employees	67	40	23
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	38	28	23
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	29	12	0